COMMITMENTS - Operating leases, future minimum lease payments (Details)	Jun. 30, 2019 USD ($)
COMMITMENTS
Remaining 2019	$ 94,103
2020	191,555
2021	165,574
2022	22,708
Total	$ 473,940